SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts payable	$ 1,692,263	$ 1,691,725	$ 1,656,613
Accrued expenses	873,611	745,442	780,708
Accounts payable and accrued liabilities	2,565,874	2,437,167	2,437,321
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts payable – related party	$ 347,598	$ 346,057	$ 344,099